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                       METLIFE INVESTORS INSURANCE COMPANY
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                          SUPPLEMENT DATED MAY 1, 2003
                                       TO
                          PROSPECTUS DATED MAY 1, 2000

This will supplement the prospectus dated May 1, 2000, The following information is provided with respect to the investment options available under the contract effective on and after May 1, 2003.

1. THE FOLLOWING TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

Total Annual Investment
Portfolio Operating Expenses                      Minimum             Maximum
(expenses that are deducted from                  -------             -------
Investment Portfolio assets, including             0.43%               1.86%
management fees, 12b-1/Service fees, and other expenses)

2. EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

          TIME              TIME             TIME             TIME
         1 YEAR            3 YEAR           5 YEAR           10 YEAR
         ------            ------           ------           -------
    (a) $ 854.65     (a) $ 1,401.81    (a) $ 1,972.39    (a) $ 3,507.99
    (b) $ 711.96     (b) $   985.75    (b) $ 1,279.56    (b) $ 2,111.44

3. INVESTMENT PORTFOLIOS. The contract offers the investment portfolios which are listed below. Appendix A below sets forth the investment objective of each of the listed investment portfolios. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. You can obtain copies of the fund prospectuses by calling or writing to us at: MetLife Investors Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa, 50306-0366, (800) 343-8496.

MET INVESTORS SERIES TRUST (Class A (or Class B as noted))

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett America's Value Portfolio (Class B)
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio (Class B)
   Met/Putnam Capital Opportunities Portfolio (formerly J.P. Morgan Small Cap
     Stock Portfolio)



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METROPOLITAN SERIES FUND, INC. (Class A (or Class B or E as noted))

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class A (or Class B or E as noted) portfolios are available under the contract:

   Capital Guardian U.S. Equity Portfolio
   Davis Venture Value Portfolio (Class E)
   MFS(r) Total Return Portfolio (Class B)
   Putnam International Stock Portfolio (Class B)
   Met/Putnam Voyager Portfolio (Class B)
   State Street Research Money Market Portfolio

PUTNAM VARIABLE TRUST (Class IB)
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Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam
Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

   Putnam VT Equity Income Fund
   Putnam VT Growth and Income Fund

4. APPENDIX A
PARTICIPATING INVESTMENT PORTFOLIOS

PART 1.  INVESTMENT OBJECTIVES AND STRATEGIES

Below are the investment objectives and strategies of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

MET INVESTORS SERIES TRUST (Class A (or Class B as noted)):

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class A (or Class B as noted) portfolios are available under the contract:

J.P. Morgan Quality Bond Portfolio

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Select Equity Portfolio

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

Lord Abbett America's Value Portfolio (Class B)

Investment Objective: The Lord Abbett America's Value Portfolio seeks current income and capital appreciation.



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Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Lord Abbett Growth Opportunities Portfolio

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

Lord Abbett Mid-Cap Value Portfolio

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) Research International Portfolio (Class B)

Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

Met/Putnam Capital Opportunities Portfolio

Investment Objective: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

METROPOLITAN SERIES FUND, INC. (Class A (or Class B or E as noted)):

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following Class A (or Class B or E as noted) portfolios are available under the contract:

Capital Guardian U.S. Equity Portfolio

Investment Objective: The investment objective of the Capital Guardian U.S. Equity Portfolio is long-term growth of capital. Under normal circumstances, the portfolio invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations greater than $1 billion at the time of purchase.

Davis Venture Value Portfolio (Class E)

Investment Objective: The investment objective of the Davis Venture Value Portfolio is growth of capital.

MFS(R) Total Return Portfolio (Class B)

Investment Objective: The MFS(r) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.

Putnam International Stock Portfolio (Class B)

Investment Objective: The Putnam International Stock Portfolio seeks long-term growth of capital. The portfolio normally invests mostly in the common stocks of companies outside the United States.

Met/Putnam Voyager Portfolio (Class B)

Investment Objective: The Met/Putnam Voyager Portfolio seeks capital appreciation.

State Street Research Money Market Portfolio

Investment Objective: Seeks a high level of current income consistent with preservation of capital.



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PUTNAM VARIABLE TRUST (Class IB):

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IB portfolios are available under the contract:

Putnam VT Equity Income Fund

Investment Objective: The Fund seeks current income. Capital growth is a secondary objective when consistent with seeking current income.

Putnam VT Growth and Income Fund (Class IB)

Investment Objective: The Fund seeks capital growth and current income. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.